INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - Software - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,452,567
Ending balance	2,897,120	$ 3,452,567
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,862,823	16,404,187
Additions	686,484	1,458,636
Ending balance	18,549,307	17,862,823
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(14,410,256)	(13,217,761)
Amortization	(1,241,931)	(1,192,495)
Ending balance	$ (15,652,187)	$ (14,410,256)